Document and Entity Information	0 Months Ended
Apr. 17, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2014
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Apr. 17, 2015
Document Effective Date	Apr. 17, 2015
Prospectus Date	Dec. 01, 2014
Eaton Vance Hexavest Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	EHGAX
Eaton Vance Hexavest Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	EHGIX